Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Net Sales by Geographical Area

Revenues by geographic area for the years ended December 31, 2018, 2017 and 2016 were as follows*:

	Year ended December 31,
	2018	2017	2016
	(U.S. $ in thousands)
Americas (primarily the United States)	$409,741	$413,326	$411,536
EMEA	147,162	148,279	137,924
Asia Pacific	106,334	106,757	122,998
	$663,237	$668,362	$672,458

*     Net sales are attributed to geographic areas based on the location of customer.

Schedule of Property, Plant and Equipment by Geographical Location

Property, plant and equipment by geographical area were as follows:

	December 31,
	2018	2017
	(U.S. $ in thousands)
Americas (primarily the United States)	$63,714	$75,191
EMEA	$122,678	120,498
Asia Pacific	$1,758	4,262
	$188,150	$199,951